MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Shares Security Description Value
Common Stock - 91.4%
Consumer Discretionary - 15.0%
52,500 El Pollo Loco Holdings, Inc.
(a)
$ 559,125
22,000 H&R Block, Inc. 739,420
11,250 Hasbro, Inc. 726,300
25,000 Tapestry, Inc. 1,078,750
9,000 Williams-Sonoma, Inc. 1,247,760
4,351,355
Consumer Staples - 10.1%
10,350 Alico, Inc. 268,065
5,000 Brown-Forman Corp., Class A 359,550
9,000 General Mills, Inc. 672,660
4,000 Kimberly-Clark Corp. 516,400
1,500 McCormick & Co., Inc., Non-
Voting Shares 134,220
3,000 Target Corp. 409,410
2,750 The Procter & Gamble Co. 429,825
5,000 Walgreens Boots Alliance, Inc. 149,850
2,939,980
Energy - 3.8%
10,500 ONEOK, Inc. 703,920
3,500 Phillips 66 390,425
1,094,345
Financials - 9.1%
12,000 Equitable Holdings, Inc. 344,280
14,500 MetLife, Inc. 913,065
17,500 Old Republic International Corp. 482,475
2,000 The Bank of New York Mellon
Corp. 90,720
6,000 The PNC Financial Services
Group, Inc. 821,340
2,651,880
Health Care - 17.2%
2,000 Abbott Laboratories 222,660
4,500 AbbVie, Inc. 673,110
3,000 Azenta, Inc.
(a)
140,940
15,500 Baxter International, Inc. 701,065
12,500 Hologic, Inc.
(a)
992,750
6,000 Merck & Co., Inc. 639,900
6,000 Revvity, Inc. 737,700
4,000 Zimmer Biomet Holdings, Inc. 552,600
25,000 Zimvie, Inc.
(a)
343,000
5,003,725
Industrials - 23.7%
5,000 Curtiss-Wright Corp. 956,800
10,000 Emerson Electric Co. 913,500
9,000 Fortune Brands Innovations, Inc. 639,630
750 Honeywell International, Inc. 145,598
3,500 Hubbell, Inc. 1,092,000
2,938 Lindsay Corp. 389,373
10,500 Masterbrand, Inc.
(a)
129,675
10,053 MillerKnoll, Inc. 196,737
2,500 Rockwell Automation, Inc. 840,725
20,000 The Gorman-Rupp Co. 634,000
6,000 Westinghouse Air Brake
Technologies Corp. 710,640
2,000 Woodward, Inc. 240,760
6,889,438
Information Technology - 8.9%
1,500 Badger Meter, Inc. 246,960
10,000 Coherent Corp.
(a)
473,600
12,500 Corning, Inc. 424,250
3,500 F5, Inc.
(a)
553,840
10,000 Intel Corp. 357,700
Shares Security Description Value
Information Technology - 8.9% (continued)
3,000 Texas Instruments, Inc. $ 540,000
2,596,350
Materials - 1.0%
2,000 PPG Industries, Inc. 287,800
Utilities - 2.6%
10,000 National Fuel Gas Co. 531,100
2,500 WEC Energy Group, Inc. 224,650
755,750
Total Common Stock (Cost $20,522,348) 26,570,623
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.7%
U.S. Treasury Securities - 0.7%
$ 100,000 U.S. Treasury
Bill
(b)
4.42% 10/05/23 99,052
100,000 U.S. Treasury
Bill
(b)
5.12  05/16/24 95,892
194,944
Total U.S. Government & Agency Obligations (Cost
$195,315) 194,944
Shares Security Description Value
Money Market Fund - 7.6%
2,222,396 First American
Treasury Obligations
Fund, Class X, 5.25%
(c)
(Cost $2,222,396) 2,222,396
Investments, at value - 99.7% (Cost $22,940,060) $ 28,987,963
Other Assets & Liabilities, Net - 0.3% 86,453
Net Assets - 100.0% $ 29,074,416
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31, 2023.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
2
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table are Common Stock and a Money
Market Fund. The Level 2 value displayed in this table are U.S. Treasury
Securities. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 28,793,019
Level 2 - Other Significant Observable Inputs 194,944
Level 3 - Significant Unobservable Inputs –
Total $ 28,987,963